Putnam
California
Tax Exempt
Money Market Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The past six months have represented a relatively positive period for tax-exempt money market investors. Yields on these securities have become unusually attractive, especially relative to yields on longer-term municipal securities. Although the municipal market has not experienced the inverted yield curve of the Treasury market, in which yields on short-term securities are outpacing those on longer-term issues, the municipal market yield curve is flatter than usual. This configuration means that municipal bond investors are not being paid to take on the greater interest-rate risk associated with longer-term instruments.

In this environment, it is not surprising that demand for municipal money market investments has risen considerably. As of March 31, 2000, this demand was up nationally approximately 10% from the same time last year. Meanwhile, supply has been somewhat lower as municipalities flush with income tax revenues have less need of additional financing. In this climate, mutual funds like Putnam California Tax Exempt Money Market Fund continue to attract new assets.

Total return for 6 months ended 3/31/00

                                  NAV
--------------------------------------------------------------------
                                 1.25%
--------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* ECONOMIC STRENGTH KEEPS YIELDS LOW, PRICES STRONG

Over the past nine months, the Federal Reserve Board raised short-term interest rates five times, essentially taking back its three interest-rate decreases of the fall of 1998 and then some. The Fed's goal is to slow the rampaging national economy, which grew an estimated 7.1% during the fourth quarter of 1999 and is still going strong. Although the Fed appears poised for another rate increase or two in the months ahead, it may finally be nearing the end of this tightening cycle. Inflation remains stable and the national economy does appear to be slowing a bit.

In the national municipal money market, the Fed's moves are having some effect as issuers price in expectations for upcoming interest-rate increases. The California market, however, is not responding in the same way. Here economic growth is even stronger than it is nationally and with so many high-technology, Internet-related companies located in California, the state has a disproportionate number of high-net-worth individuals. The result is a municipal money market with relatively high prices and somewhat lower yields along with a dearth of appropriate longer-term tax-exempt issues.

Although the yields on California municipal money market securities remain lower than those on national issues, these yields did rise in step with the Fed's interest-rate increases over the period. In this environment, your fund's manager, Brian S. Torpey, continued to use duration management as a key tool for managing the fund.

To capture the highest available money market rates, Brian endeavored to keep the portfolio duration as long as possible. Unfortunately, California's robust economy made this strategy a bit challenging and Brian was compelled to keep the portfolio's average maturity at 45 days over the semiannual period, slightly shorter than the market average.

Even so, the fund was able to accrue solid income, and Brian anticipates additional buying opportunities early in the fiscal year's second half, when yields have the potential to go higher as investors withdraw money from the municipal money market to pay their tax bills.

As long as the economy continues to grow, the Fed remains poised to continue tightening interest rates over the next several months. Should inflation threaten to accelerate, the board might raise rates even more dramatically. In any case, Brian plans to continue to pursue the conservative strategies that have served shareholders well thus far. Tax-exempt money market funds such as this one will remain attractive for investors seeking a combination of liquidity, superior quality, and relative stability.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam California Tax Exempt Money Market Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE COMPARISONS (3/31/00)
                                                 Current      After-tax
                                                  return*       return
------------------------------------------------------------------------
Passbook savings account                            1.09%        0.60%
------------------------------------------------------------------------
Taxable money market fund 7-day yield               5.53         3.03
------------------------------------------------------------------------
3-month certificate of deposit                      4.24         2.32
------------------------------------------------------------------------
Putnam California Tax Exempt Money Market Fund
(7-day yield)                                       2.47         2.47
------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a combined 45.22% maximum federal and state income tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam California Tax Exempt Money Market Fund is designed for investors seeking as high a level of current income exempt from federal income tax and California personal income tax as is consistent with preservation of capital, maintenance of liquidity, and availability of principal.



TOTAL RETURN FOR PERIODS ENDED 3/31/00
                                                                      Lipper
                                                   Merrill Lynch    California
                                                       91-Day       Tax Exempt     Consumer
                                    Fund shares       Treasury     Money Market      price
                                      at NAV         Bill Index    Fund Average      index
-------------------------------------------------------------------------------------------
6 months                                   1.25%        2.66%            1.30%      2.03%
-------------------------------------------------------------------------------------------
1 year                                     2.40         5.20             2.54       3.69
-------------------------------------------------------------------------------------------
5 years                                   14.11        29.63            15.09      13.15
Annual average                             2.68         5.33             2.85       2.50
-------------------------------------------------------------------------------------------
10 years                                  31.73        66.34            34.76      33.02
Annual average                             2.79         5.22             3.03       2.89
-------------------------------------------------------------------------------------------
Life of fund (since 10/26/87)             49.13        99.95            52.32      48.48
Annual average                             3.27         5.74             3.44       3.23
-------------------------------------------------------------------------------------------
                                                                               Fund shares
Current return (end of period)                                                    at NAV
-------------------------------------------------------------------------------------------
Current 7-day yield 1                                                               2.47%
-------------------------------------------------------------------------------------------
Taxable equivalent 2                                                                4.51
-------------------------------------------------------------------------------------------
Current 30-day yield 1                                                              2.45
-------------------------------------------------------------------------------------------
Taxable equivalent 2                                                                4.47
-------------------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2 Assumes 45.22% combined state and federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

Past performance is no assurance of future results and more recent returns may be more or less than those shown. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Merrill Lynch index or the Lipper average. Yield data more closely reflect the current earnings of the fund.



DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

------------------------------------------------------------------------
Distributions (number)                         6
------------------------------------------------------------------------
Income                                 $0.012422
------------------------------------------------------------------------
   Total                               $0.012422
------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.


Comparative benchmarks

The Merrill Lynch 91-Day Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills currently available in the marketplace.

Lipper California Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all California tax exempt money market mutual funds tracked by Lipper, Inc. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
March 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC  -- AMBAC Indemnity Corporation
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FRB    -- Floating Rate Bonds
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
VRDN   -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (97.9%) (a)
PRINCIPAL AMOUNT                                                                               RATING (RAT)            VALUE
California (97.9%)
----------------------------------------------------------------------------------------------------------------------------
$            1,205,000  CA Poll. Cntrl. Fin. Auth. Rev. Bonds VRDN
                          (Southdown, Inc.), 3 1/4s, 2/15/13                                    VMIG1       $      1,205,000
             1,350,000  CA Poll. Cntrl. Fin. Auth. Rev. Bonds
                          (Chevron USA, Inc.), FRB, 4s, 11/15/01                                VMIG1              1,351,154
             2,000,000  CA Poll. Cntrl. Fin. Auth. Rev. Bonds
                          (Sierra Pacific Indl. Project), FRB, 3 1/4s, 2/1/13
                          (Bank of America LOC)                                                 VMIG1              2,000,000
             3,000,000  CA Pub. Cap. Impt. Fin. Auth. Rev. Bonds VRDN
                          (Pooled Project), Ser. C, 3.7s, 6/1/28
                          (National Westminster Bank LOC)                                       VMIG1              3,000,000
             1,150,000  CA State Pub. Wks. Board Lease Rev. Bonds (Dept.
                          of Corrections State Prison), Ser. A, 7s, 9/1/04                      Aaa                1,187,739
               500,000  CA State Pub. Wks. Rev. Bonds (CA State U.
                          Library), Ser. A, 6 1/4s, 9/1/16                                      Aaa                  515,464
               250,000  CA State Wtr. Dept. Res. Rev. Bonds, Ser. H,
                          6.9s, 12/1/25                                                         Aaa                  255,264
               400,000  CA Statewide Cmnty. Dev. Auth. VRDN
                          (Barton Memiorial Hosp.), 3.3s, 12/1/09                               VMIG1                400,000
               450,000  East Bay, CA Muni. Util. Dist. Wtr. Sys. Rev. Bonds,
                          FGIC, 6s, 6/1/00                                                      Aaa                  452,078
               750,000  Los Angeles Cnty., COP (Correctional Facs.),
                          MBIA, 6 1/2s, 9/1/13                                                  Aaa                  774,045
                        Los Angeles Cnty. Cmnty. Redev. Agcy. VRDN
               275,000    (Alpha Partnership), 4 1/4s, 12/1/13                                  A-1+                 275,000
               200,000    (Southeast Partnership), 4 1/4s, 12/1/13                              A-1+                 200,000
             2,000,000  Los Angeles Cnty., Cmnty. Redev. Agcy. Multi-Fam.
                           VRDN (Promenade Towers), 3.05s, 4/1/09
                          (Barclays Bank LOC)                                                   VMIG1              2,000,000
             2,000,000  Los Angeles Cnty., School Dist. COP VRDN
                          (Belmont Learning Complex), Ser. A,
                          3.2s, 12/1/17                                                         VMIG1              2,000,000
             1,425,000  Northern CA Transmission Rev. Bonds
                          (Ore Transportation), Ser. A, MBIA, 7s, 5/1/24                        Aaa                1,450,702
             2,000,000  San Francisco, City & Cnty. Redev. Agy. Multi-Fam.
                          Rev. Bonds VRDN (HSG. Fillmore Ctr.), Ser. A-1,
                          3.15s, 12/1/17 (Citibank N.A. LOC)                                    A-1+               2,000,000
                        Southern CA Pub. Pwr. Auth. Rev. Bonds
               350,000    Ser. R, 9 5/8s, 7/1/15                                                Aaa                  358,847
               600,000    7s, 7/1/09, Prerefunded                                               Aaa                  617,086
             2,400,000  Three Valleys, Muni. Wtr. Dist. COP VRDN,
                          3 1/4s, 11/1/14                                                       VMIG1              2,400,000
             1,000,000  Vallejo City, School Dist. COP (Capital Impt.
                          Fin. Project), Ser. E, FRB, 3.6s, 7/1/25
                          (Beyerische Hypo LOC)                                                 VMIG1              1,000,000
             2,000,000  Westminster, COP (Civic Ctr.), Ser. B., AMBAC,
                          FRB, 3.3s, 6/1/24                                                     A-1                2,000,000
             1,500,000  Yucaipa-Calimesa, Joint School Dist. Notes,
                          4s, 6/30/00                                                           VMIG1              1,502,162
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $26,944,541) (b)                                            $     26,944,541
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $27,536,574.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2000. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on FRB and VRDN are the current interest rates shown at March 31, 2000, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at March 31, 2000 (as a percentage of net assets):

           Financial               23.5%
           Pollution control       16.6
           Water and sewer         14.8
           Education               13.8
           Housing                 11.6
           Utilities               10.9

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
March 31, 2000 (Unaudited)
Assets
----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                              $26,944,541
----------------------------------------------------------------------------------------------
Cash                                                                                   591,946
----------------------------------------------------------------------------------------------
Interest and other receivables                                                         226,790
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  62,554
----------------------------------------------------------------------------------------------
Total assets                                                                        27,825,831

Liabilities
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   51,058
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                             174,193
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            41,859
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  52
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            5,426
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                               828
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  15,841
----------------------------------------------------------------------------------------------
Total liabilities                                                                      289,257
----------------------------------------------------------------------------------------------
Net assets                                                                         $27,536,574

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                           $27,536,574
----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($27,536,574 divided by 27,536,574 shares)                                               $1.00
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2000 (Unaudited)
Tax exempt interest income                                                            $605,738
----------------------------------------------------------------------------------------------

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        87,128
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          31,652
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        3,129
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         1,684
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  3,462
----------------------------------------------------------------------------------------------
Registration fees                                                                        1,750
----------------------------------------------------------------------------------------------
Auditing                                                                                11,637
----------------------------------------------------------------------------------------------
Legal                                                                                    3,737
----------------------------------------------------------------------------------------------
Postage                                                                                  5,498
----------------------------------------------------------------------------------------------
Other                                                                                    6,299
----------------------------------------------------------------------------------------------
Total expenses                                                                         155,976
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (25,940)
----------------------------------------------------------------------------------------------
Net expenses                                                                           130,036
----------------------------------------------------------------------------------------------
Net investment income                                                                  475,702
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $475,702
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $   475,702        $   897,215
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         475,702            897,215
-------------------------------------------------------------------------------------------------------

Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income                                                  (475,702)          (897,215)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                         (1,738,329)          (188,656)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                              (1,738,329)          (188,656)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       29,274,903         29,463,559
-------------------------------------------------------------------------------------------------------
End of period                                                            $27,536,574        $29,274,903
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                         ended
Per-share                              March 31
operating performance                 (Unaudited)                              Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                   $0.0124        $0.0220        $0.0281        $0.0283        $0.0270        $0.0288
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   $0.0124        $0.0220        $0.0281        $0.0283        $0.0270        $0.0288
--------------------------------------------------------------------------------------------------------------------------
Total distributions                    $(0.0124)      $(0.0220)      $(0.0281)      $(0.0283)      $(0.0270)      $(0.0288)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.25*          2.22           2.85           2.87           2.74           2.92
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           27,537        $29,275        $29,464        $45,606        $43,927        $35,140
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .40*           .73            .75            .85            .93           1.00
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.23*          2.26           2.89           2.80           2.73           2.84
--------------------------------------------------------------------------------------------------------------------------
  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam California Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and California personal income tax as is consistent with preservation of capital, maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term California tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the funds' portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

E) Amortization of bonds premium Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight line method.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion, and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $25,940 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $300 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made under the plan.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $84,073,371 and $85,950,000, respectively.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                            Six months
                                                 ended           Year ended
                                              March 31         September 30
                                                  2000                 1999
---------------------------------------------------------------------------
Shares sold                                 56,533,246         126,819,223
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  441,847             810,925
---------------------------------------------------------------------------
                                            56,975,093         127,630,148

Shares
repurchased                                (58,713,422)       (127,818,804)
---------------------------------------------------------------------------
Net decrease                                (1,738,329)           (188,656)
---------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund**

Preferred Income Fund

Strategic Income Fund*

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**
California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

            * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is not insured or
               guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam California Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office  Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



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